UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4052

CitiFunds Trust III

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: November 30, 2005

ITEM 1.           SCHEDULE OF INVESTMENTS

CITIFUNDS TRUST III

CITI TAX FREE RESERVES

FORM N-Q
NOVEMBER 30, 2005

Notes to Schedule of Investments (unaudited)

Investments in Tax Free Reserves Portfolio, at value $409,130,645

1. Organization and Significant Accounting Policies

Citi Tax Free Reserves (the “Fund) is a separate non-diversified series of CitiFunds Trust III (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”), a management investment company. The value of such investment reflects the Fund’s proportionate interest (16.8% at November 30, 2005) in the net assets of the Portfolio.

The following is a summary of the significant accounting policies consistently followed by the Fund and is in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation – Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Schedule of Investments, which is included elsewhere in this report.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited)	November 30, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 99.1%
Alabama — 0.4%
$ 10,000,000	A-1+	Stevenson, AL, Industrial Development Board Environmental Improvement
		Revenue, Refunding-Mead Corp. Project, Series A, LOC-JPMorgan Chase
		Bank, 3.050%, 12/7/05 (a)(b)	$10,000,000

Alaska — 0.4%
8,735,000	AAA	Alaska State Housing Finance Corp., Certificates, Series 1999-BB, LIQ-Bank
		of America, 3.190%, 12/1/05 (a)	8,735,000

Arizona — 2.7%
9,000,000	A-1+	Arizona Health Facilities Authority Revenue, Refunding Banner Health,
		Series C, FGIC-Insured, 2.920%, 12/7/05 (a)	9,000,000
25,000,000	SP-1+	Arizona School District, TAN, COP, 4.000% due 7/28/06	25,165,127
15,000,000	AAA	Phoenix Arizona Civic Improvement Corp. Wastewater System Revnue,
		Refunding Senior Lien, Series A, MBIA-Insured, 3.000%, 12/7/05 (a)	15,000,000
15,910,000	A-1	Pine Ridge Village/Campus Heights LLC Arizona Revenue, Northern Arizona
		University Projects, FGIC-Insured, 3.010%, 12/7/05 (a)	15,910,000

		Total Arizona	65,075,127

California — 9.0%
24,980,000	A-1+	California HFA Revenue, Series Q, LOC-Bank Of Nova ScotiaTrust Co,
		3.090%, 12/7/05 (a)(b)	24,980,000
10,000,000	A-1+	California Infrastructure & Economic Development Bank Revenue, J Paul
		Getty Trust, Series B, 2.250% due 2/2/06 (c)	10,000,000
28,800,000	A-1	California State Department of Water Resource Power Supply Revenue,
		Subseries G-4, FSA-Insured, SPA-Morgan Stanley, 3.180%, 12/1/05 (a)	28,800,000
7,175,000	F-1+(d)	California State Department of Water Resources, Water Revenue, Series
		2989, FSA-Insured, SPA-Merrill Lynch Capital Services, 3.060% due
		12/1/05 (c)	7,175,000
		California Statewide Communities Development Authority:
8,640,000	A-1+	Multi-Family Revenue Olympus Park Apartments, Series Y, LIQ FAC-
		Fannie Mae, 3.080%, 12/1/05 (a)(b)	8,640,000
11,000,000	VMIG1(e)	Multifamily Revenue, Refunding, Housing, IAC Project, Series W-3,
		LOC-Wells Fargo Bank NW N.A., 3.000%, 12/7/05 (a)(b)	11,000,000
12,000,000	A-1+	Los Angeles, CA, Water & Power Revenue, Power System, Subseries A-8,
		3.040%, 12/1/05 (a)	12,000,000
2,060,000	A-1+	Metropolitan Water District of Southern California, Series C-2, SPA-Dexia
		Credit Local, 3.000%, 12/1/05 (a)	2,060,000
4,100,000	VMIG1(e)	Oakland, CA, GO, Series 756, FGIC-Insured, 3.040%, 12/1/05 (a)	4,100,000
9,555,000	A-1	Palomar Pomerado Health, Floats, PT-2995, AMBAC-Insured, Credit
		Enhanced by Merrill Lynch Capital Services, 3.060%, 12/1/05 (a)	9,555,000
23,400,000	A-1+	Pasadena, CA, CDA MFH Revenue, Holly Street Apartment, Series A,
		FNMA-Collateralized, 3.020%, 12/1/05 (a)	23,400,000
12,500,000	NR	San Francisco County, CA, 3.150% due 2/14/06	12,500,000
		State of California:
25,000,000	NR	2.820% due 1/30/06	25,000,000
25,000,000	NR	3.170% due 2/14/06	25,000,000
3,100,000	A-1+	University California Revenue, PA-529, MBIA-Insured, 3.060% due 12/8/05
		(c)	3,100,000
11,365,000	A-1+	William S Hart California Union High School District COP, School Facility
		Bridge Funding Program, FSA-Insured, 2.970%, 12/1/05 (a)	11,365,000

		Total California	218,675,000

Colorado — 0.5%
4,720,000	F-1+(d)	Arapahoe County, CO, Water & Wastewater GO, PT-2714, MBIA-Insured,
		3.080%, 12/1/05 (a)	4,720,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Colorado — 0.5% (continued)
$ 1,900,000	VMIG1(e)	Colorado Educational & Cultural Facilities, National Jewish Federation Bond
		Program, Series A1, LOC-Bank of America N.A., 2.980%, 12/1/05 (a)	$1,900,000
		Colorado Educational & Cultural Facilities Authority, National Jewish Federal
		Program:
2,400,000	VMIG1(e)	Series A-8, LOC-Bank of America, 3.000%, 12/1/05 (a)	2,400,000
1,100,000	VMIG1(e)	Series B-2, LOC-National City Bank, 3.000%, 12/1/05 (a)	1,100,000
2,365,000	VMIG1(e)	Series B-3, LOC-National City Bank, 3.000%, 12/1/05 (a)	2,365,000

		Total Colorado	12,485,000

Connecticut — 0.2%
3,230,000	F-1+(d)	Connecticut State, GO, PT 1588, FSA-Insured, 3.050%, 12/1/05 (a)	3,230,000
2,700,000	A-1+	Connecticut State, Special Tax Obligation Revenue, Refunding,
		Transportation Infrastruct-1, AMBAC-Insured, SPA-WestLB, 3.060%,
		12/7/05 (a)	2,700,000

		Total Connecticut	5,930,000

Delaware — 0.5%
570,000	A-1	Delaware State Economic Development Authority Revenue, Hospital Billing
		Collection, Series C, AMBAC-Insured, 2.900%, 12/7/05 (a)	570,000
11,100,000	A-1	Delaware State EDA, Hospital Billing, Series B, AMBAC-Insured, SPA-
		Morgan Stanley, 2.900%, 12/7/05 (a)	11,100,000

		Total Delaware	11,670,000

District of Columbia — 2.0%
		District of Columbia Revenue:
2,575,000	A-1+	American Psychological Association, LOC-Bank of America N.A.,
		3.100%, 12/1/05 (a)	2,575,000
19,000,000	VMIG1(e)	Georgetown Day School Issue, LOC-SunTrust Bank, 3.000%, 12/7/05 (a)	19,000,000
10,000,000	VMIG1(e)	Sidwell Friends School, LOC-SunTrust Bank, 3.000%, 12/7/05 (a)	10,000,000
9,000,000	SP-1+	District of Columbia, GO, Series D-3, SPA-Depfa Bank PLC, FSA-Insured,
		3.020%, 12/7/05 (a)	9,000,000
9,000,000	NR	Metropolitian Washington Airports, 2.800% due 12/1/05 (a)	9,000,000

		Total District of Columbia	49,575,000

Florida — 5.1%
16,000,000	NR	Cape Coral, FL, 2.850% due 4/4/06	16,000,000
8,860,000	A-1+	Capital Trust Agency/FL, Aero Miami Fx Project Air Cargo, 3.150%, 12/1/05
		(a)(b)	8,860,000
8,000,000	A-1+	Collier County, FL, IDA, IDR, Avenue Maria Utility Co. Project, LOC-
		SunTrust Bank, 3.050%, 12/1/05 (a)(b)	8,000,000
2,340,000	Aaa(e)	Collier County, FL, School Board COP, PT-1493, FSA-Insured, 3.070%,
		12/1/05 (a)	2,340,000
		Florida State Board of Education:
6,295,000	AAA	Series B, 5.000% due 1/1/06	6,306,457
8,140,000	A+	Lottery Revenue, P-Floats, Series PT-2036, MBIA-Insured, SPA-Merrill
		Lynch Capital Services, Guarantee Agreement-Merrill Lynch & Co.,
		3.070%, 12/1/05 (a)	8,140,000
11,000,000	A-1+	Gainesville, FL, Utilities System Revenue, Series C, BPA-SunTrust Bank,
		3.000%, 12/1/05 (a)	11,000,000
7,000,000	VMIG1(e)	Hillsborough County, FL, School Board COP, Series E, 3.190%, 12/1/05 (a)	7,000,000
3,500,000	VMIG1(e)	Jacksonville Housing Finance Authority, Housing, Brookwood Forest
		Apartments, LOC-JP Morgan Chase Bank, 3.040%, 12/7/05 (a)(b)	3,500,000
1,800,000	A-1+	Jacksonville, FL, Health Facilities Authority Hospital Revenue, Series A,
		LOC-Bank of America NA, 3.000%, 12/1/05 (a)	1,800,000
30,900,000	P-1(e)	Kissimmee Utillity Authority, 3.080% due 2/14/06	30,900,000
6,700,000	VMIG1(e)	Manatee County, FL, HFA, Multi Family Revenue, Housing Village at Cortez
		Apartments, Series A, LOC-Bank of America NA, 3.090%, 12/1/05 (a)(b)	6,700,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Florida — 5.1% (continued)
$ 13,095,000	VMIG1(e)	Tampa, FL, Occupational License Tax, Refunding, Series C, FGIC-Insured,
		SPA-FGIC-SPI, 2.930%, 12/7/05 (a)	$13,095,000

		Total Florida	123,641,457

Georgia — 7.9%
		Atlanta, GA, Airport Revenue, Refunding-General, Series:
7,500,000	A-1+	RF-B-3, MBIA-Insured, SPA-Landesbank Baden, 3.050%, 12/1/05 (a)	7,500,000
15,000,000	A-1+	RF-C-1, MBIA-Insured, SPA-Landesbank Hessen-Thuringen, 3.070%,
		12/1/05 (a)	15,000,000
25,240,000	A-1+	RF-C-3, MBIA-Insured, SPA-Westdeutsche Landesbank, 3.040%,
		12/1/05 (a)	25,240,000
18,000,000	VMIG1(e)	Fulton County, GA, Development Authority, Shepherd Center Inc. Project,
		LOC-SunTrust Bank, 3.000%, 12/7/05 (a)	18,000,000
		Fulton County, GA, Development Authority Revenue:
10,000,000	VMIG1(e)	Westminster Schools Inc. Project, LOC-SunTrust Bank, 3.000%, 12/7/05
		(a)	10,000,000
		Woodward Academy Inc. Project, LOC-SunTrust Bank:
12,470,000	VMIG1(e)	3.000%, 12/7/05 (a)	12,470,000
2,000,000	Aa2(e)	3.050%, 12/7/05 (a)	2,000,000
		Gwinnett County, GA:
10,000,000	VMIG1(e)	Development Authority Revenue, Greater Atlanta Christian School,
		LOC-SunTrust Bank, 3.000%, 12/7/05 (a)	10,000,000
16,000,000	A-1+	Hospital Authority Revenue, Gwinnett Hospital System Inc. Project,
		LOC-SunTrust Bank, 3.000%, 12/7/05 (a)	16,000,000
2,920,000	VMIG1(e)	Liberty County, GA, Industrial Authority, Refunding, Millennium Realty
		Project, LOC-SunTrust Bank, 3.100%, 12/7/05 (a)(b)	2,920,000
22,500,000	VMIG1(e)	Macon-Bibb County, GA, Hospital Authority, Medical Center Central
		Georgia\AMBAC-Insured, SPA-SunTrust Bank, 2.990%, 12/7/05 (a)	22,500,000
25,005,000	A-1+	Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax Revenue,
		Series B, LOC-Bayerische Landesbank, LOC-Westdeutsche Landesbank,
		2.930%, 12/7/05 (a)	25,005,000
25,000,000	A-1+	Private Colleges & Universities Authority, Georgia Revenue, Emory
		University, Series B-3, 2.930%, 12/7/05 (a)	25,000,000

		Total Georgia	191,635,000

Idaho — 0.5%
4,200,000	A-1+	Idaho Health Facility Authority Revenue, St. Lukes Regional Medical Center
		Project, FSA-Insured, SPA-Bayerische Landesbank, 2.900% due 12/1/05 (a)	4,200,000
8,650,000	VMIG1(e)	Idaho Housing & Finance Association Single Mortgage Revenue, Series B,
		Class I, SPA-Lloyds TSB Bank PLC, 2.830% due 2/1/06 (b)(c)	8,650,000

		Total Idaho	12,850,000

Illinois — 7.4%
29,996,000	A+	Chicago, IL, GO, Certificates, Series ZC-1, FGIC-Insured, 3.290%, 12/1/05
		(a)	29,996,000
12,000,000	A-1+	Chicago, IL, Multifamily Housing Revenue, Central Station Project, Series A,
		LIQ FAC-Fannie Mae, 3.090%, 12/1/05 (a)	12,000,000
		Chicago, IL, Ohare International Airport Revenue:
17,150,000	A-1+	PT-1002, 2.170% due 7/1/10 (a)(b)	17,150,000
1,330,000	A-1	PT-98, 3.120%, 12/1/05 (a)(b)	1,330,000
9,535,000	A-1	Du Page County, IL, Revenue, Benet Academy Capital Building Project,
		LOC-Lasalle Bank NA, 3.080%, 12/1/05 (a)	9,535,000
25,000,000	A-1+	Illinois Development Finance Authority, Lyric Opera of Chicago Project,
		LOC-Northern Trust Co., LOC-Harris Trust & Savings Bank, LOC-Bank
		One N.A., 3.000%, 12/7/05 (a)	25,000,000
		Illinois Finance Authority:
28,000,000	VMIG1(e)	Alexian Brothers Health Systems C, FSA-Insured, SPA-Harris Bank,
		3.050%, 12/1/05 (a)	28,000,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Illinois — 7.4% (continued)
$ 15,000,000	A-1+	North Park University Project, LOC-JP Morgan Chase Bank, 3.010%,
		12/7/05 (a)	$15,000,000
3,000,000	A-1	Resurrection Health, Series C, LOC-Lasalle Bank N.A., 3.060% due
		12/1/05 (a)	3,000,000
		Illinois Health Facilities Authority:
8,900,000	A-1+	Silver Cross Hospital And Medical, Class A, LOC-Fifth Third Bank,
		2.980% due 12/7/05 (a)	8,900,000
2,000,000	A-1	Swedish Covenant Hospital, Series B, LOC-LaSalle Bank, 3.070%,
		12/7/05 (a)	2,000,000
		Illinois Housing Development Authority Revenue:
1,000,000	A-1+	Danbury Court Apartment-Phase II-B, LOC-Federal Home Loan Bank,
		3.140%, 12/1/05 (a)	1,000,000
7,000,000	A-1+	Homeowner Mortgage, Series C-3, SPA, Federal Home Loan Bank,
		3.030%, 12/7/05 (a)	7,000,000
10,295,000	A-1	Illinois State GO, Series 534, FGIC-Insured, 3.070%, 12/1/05 (a)	10,295,000
5,880,000		Northern Illinios University, P-Floats, PT-2640, FGIC-Insured, Credit
		Enhanced by Merrill Lynch Capital Services, 3.080%, 12/1/05 (a)	5,880,000
3,500,000	A-1	Upper Illinois River Valley Development Authority Industrial Development
		Revenue, Streator Industrial Handling Project, LOC-Lasalle Bank NA,
		3.140%, 12/1/05 (a)	3,500,000

		Total Illinois	179,586,000

Indiana — 1.8%
22,000,000	A-1+	Indiana State Development Finance Authority, PSI Energy, Inc. Project,
		Series A, 3.000%, 12/7/05 (a)(b)	22,000,000
21,980,000	A-1+	Indianapolis, IN, Local Public Improvement Bond Bank, Waterworks Project,
		Series G-3, MBIA-Insured, SPA-Depfa Bank PLC, 3.060%, 12/1/05 (a)	21,980,000

		Total Indiana	43,980,000

Iowa — 0.8%
18,750,000	SP-1+	Iowa State, GO, TRAN, 4.500% due 6/30/06	18,886,125

Louisiana — 0.7%
3,400,000	P-1(e)	Calcasieu Parish, Inc. Louisiana Industrial Development Board Revenue,
		Refunding-Hydroserve Westlake, LOC-Chase Manhattan Bank, 3.070%,
		12/7/05 (a)(b)	3,400,000
13,325,000	A-1+	St. Charles Parish, LA, PCR, Shell Oil Co. Norco Project, 3.050%, 12/1/05
		(a)(b)	13,325,000

		Total Louisiana	16,725,000

Maine — 0.7%
2,250,000	A-1	Maine Health & Higher Educational Facilities Authority Revenue, Series B,
		AMBAC-Insured, SPA-KBC Bank N.V., 3.000%, 12/7/05 (a)	2,250,000
5,540,000	AA+	Maine State Housing Authority Mortgage Purchase, Series 170z, LIQ FAC-
		JPMorgan Chase & Co., SPA-Dexia Credit Local, 3.110%, 12/1/05 (a)	5,540,000
9,000,000	SP-1+	Maine State, TAN, 4.000% due 6/30/06	9,058,952

		Total Maine	16,848,952

Maryland — 1.0%
15,400,000	NR	Baltimore County, MD, 2.880% due 2/8/06	15,400,000
9,200,000	NR	Howard County, MD, 2.880% due 2/8/06	9,200,000

		Total Maryland	24,600,000

Massachusetts — 4.5%
12,663,000	MIG1(e)	Andover, MA, BAN, 3.500% due 12/9/05	12,665,209
25,000,000	A-1+	Commonwealth of Massachusetts, Series A, SPA-Westdeutsche Landesbank,
		3.000%, 12/1/05 (a)	25,000,000
		Massachusetts State DFA:

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Massachusetts — 4.5% (continued)
$ 10,000,000	A-1	Brooksby Village Inc. Project, LOC-ABN AMRO, 3.040%, 12/1/05 (a)	$10,000,000
8,000,000	VMIG1(e)	MFH, Archstone Readstone, Series A, LOC-PNC Bank, 3.040%, 12/7/05
		(a)	8,000,000
		Massachusetts State GO:
21,000,000	AAA	Series 302, MBIA-Insured, 3.060%, 12/1/05 (a)	21,000,000
6,445,000	A-1	Series 340, MBIA-Insured, 3.060%, 12/1/05 (a)	6,445,000
25,650,000	SP-1+	Tewksbury, MA, BAN GO, Bond Anticipation Nts, 3.300% due 2/17/06	25,652,001
1,400,000	F-1+(d)	University of Massachusetts Building Authority Facilities Revenue, PT 2242,
		MBIA-Insured, 3.060%, 6/1/06 (a)	1,400,000

		Total Massachusetts	110,162,210

Michigan — 2.7%
1,740,000	VMIG1(e)	Detroit, MI, City School District GO, Series 388, FGIC-Insured, 3.080%,
		12/1/05 (a)	1,740,000
7,465,000	Aa2(e)	Ecorse, MI, Public School District, P Floats Pt-2680, FSA/Q-BSLF-Insured,
		Credit Enhanced by Merrill Lynch Capital Services, 3.070%, 12/1/05 (a)	7,465,000
12,500,000	SP-1+	Michigan Municipal Bond Authority Revenue, Detroit School District, Series
		A, 3.750% due 3/21/06	12,544,045
6,905,000	AA-	Michigan State Building Authority, P-Floats PT-2807, AMBAC-Insured,
		SPA-Merrill Lynch Capital Services, 3.070% due 4/15/06 (a)	6,905,000
16,500,000	A-1+	Michigan State Hospital Finance Authority, MI, Ascension B-1, 2.920%,
		12/7/05 (a)	16,500,000
12,550,000	A-1+	University of Michigan, Hospital, Series B, 3.040%, 12/1/05 (a)	12,550,000
7,140,000	A-1+	University of Michigan, University Revenues, Medical Services Plan, Series
		A, 2.930%, 12/7/05 (a)	7,140,000

		Total Michigan	64,844,045

Minnesota — 0.9%
17,000,000	A-1+	Minneapolis City, MN, Health Care System Revenue, Fairview Health
		Services, Series B, AMBAC-Insured, SPA-Royal Bank of Canada,
		2.990%, 12/7/05 (a)	17,000,000
5,000,000	VMIG1(e)	Minnetonka, MN, Multifamily Housing Revenue, Refunding-Minnetonka
		Hills Apartments, LIQ FAC-Fannie Mae, 3.050%, 12/1/05 (a)	5,000,000

		Total Minnesota	22,000,000

Mississippi — 0.9%
10,000,000	A-1+	Mississippi Development Bank Special Obligation, Wilkinson County
		Correction Facility, Series B, FGIC-Insured, SPA-Royal Bank of Canada,
		3.030%, 12/1/05 (a)	10,000,000
11,500,000	A-1+	Mississippi State, Capital Improvements, SPA-Bank of America N.A.,
		2.940%, 12/7/05 (a)	11,500,000

		Total Mississippi	21,500,000

Missouri — 0.1%
2,500,000	A-1+	Kansas City, MO, IDA Revenue, Ewing Marion Kauffman, Series A, 3.030%,
		12/1/05 (a)	2,500,000

Montana — 0.5%
3,700,000	A-1+	Montana Facility Finance Authority Revenue, Sisters Charity Health System,
		2.980%, 12/7/05 (a)	3,700,000
9,250,000	VMIG1(e)	Montana State Board, Municipal Finance Consolidated Intercap, 2.600%,
		3/1/06 (c)	9,250,000

		Total Montana	12,950,000

Nebraska — 0.8%
		Nebraska Public Power District, Series A:
8,400,000	NR	2.820% due 2/8/06	8,400,000
1,000,000	NR	2.900% due 2/8/06	1,000,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Nebraska — 0.8% (continued)
$ 10,000,000	NR	Omaha Public Power District, 2.800% due 1/11/06	$10,000,000

		Total Nebraska	19,400,000

Nevada — 0.6%
15,000,000	NR	Clark County, NV, 3.100% due 2/14/06	15,000,000

New Hampshire — 0.7%
16,900,000	MIG1(e)	Rockingham County, NH, TAN, 4.000% due 12/30/05	16,919,241

New Jersey — 3.8%
7,640,000	SP-1+	Jersey City, NJ, GO, Promissory Notes, Series A, 3.250% due 2/24/06	7,653,880
1,080,000	F-1+(d)	Lacey Municipal Utilities Authority New Jersey Water Revenue, PT-865,
		FGIC-Insured, 3.070%, 12/1/05 (a)	1,080,000
		New Jersey Health Care Facilities Financing Authority Revenue:
1,595,000	F-1+(d)	PA-1106, MBIA-Insured, 3.070% due 2/1/06 (a)	1,595,000
5,000,000	F-1+(d)	Series 961, FGIC-Insured, 3.060%, 12/1/05 (a)	5,000,000
47,575,000	A-1+	New Jersey State, Refunding C-1, West Building Bond Purchase Agreement,
		FSA-Insured, SPA-Westdeutsche Landesbank, 2.900%, 12/7/05 (a)	47,575,000
4,968,500	F-1+(d)	New Jersey Transportation Trust Fund Authority, Floaters, Series 941D, FSA-
		CR-Insured, Credit Enhanced by Morgan Stanley, 3.060%, 12/1/05 (a)	4,968,500
9,340,000	MIG1(e)	Trenton, NJ, GO, BAN, 3.250% due 12/16/05	9,343,562
15,750,000	VMIG1(e)	University Medicine & Dentistry, NJ, Series B, AMBAC-Insured, LOC-Bank
		of America, 3.040%, 12/1/05 (a)	15,750,000

		Total New Jersey	92,965,942

New Mexico — 1.0%
25,000,000	AA+	Bernalillo County, NM, TRAN, 3.500% due 12/13/05	25,011,184

New York — 3.3%
10,875,000	A-1+	New York City, NY, HDC, Multi-Family Highbridge Apartments, Series A,
		LOC-HSBC Bank USA N.A., 3.060% due 5/16/06 (a)	10,875,000
16,500,000	NR	New York City, NY, Municipal Water Finance Authority, TECP, Series 5B,
		LIQ-Bayerische Landesbank, Westdeutsche Landesbank, 3.150% due
		1/10/06	16,500,000
		New York City, NY, TFA:
1,000,000	AA+	PT-1839, MBIA-Insured, 3.070% due 2/1/06 (a)	1,000,000
7,525,000	A-1+	Subordinated Series 2-D, LIQ-Lloyds TSB Bank, 2.940%, 12/7/05 (a)	7,525,000
1,000,000	A-1	New York State Dormitory Authority Revenue, PA 784 R, MBIA-Insured,
		3.070% due 2/15/06	1,000,000
40,000,000	VMIG1(e)	New York State Housing Finance Agency, Helena Housing, Series A, LOC-
		Bank of America, 3.000%, 12/7/05 (a)	40,000,000
1,485,000	F-1+(d)	New York State Throughway Authority State Personal Income Tax Revenue,
		PT-1922, MBIA-Insured, 3.070% due 3/15/06 (a)	1,485,000
500,000	A-1+	Triborough Bridge & Tunnel Authority, Revenue, Refunding, Series F, SPA-
		ABN Amro Bank N.V., 3.030%, 12/1/05 (a)	500,000

		Total New York	78,885,000

North Carolina — 1.6%
		New Hanover County, NC, GO:
3,750,000	AA	5.000% due 3/1/06	3,769,297
		SPA-Wachovia Bank:
2,250,000	A-1+	3.100%, 12/1/05 (a)	2,250,000
2,250,000	A-1+	3.100%, 12/1/05 (a)	2,250,000
2,250,000	A-1+	3.100%, 12/1/05 (a)	2,250,000
		North Carolina State Education Assistance Authority, Student Loan:

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

North Carolina — 1.6% (continued)
$ 10,000,000	A-1+	Series A-1, AMBAC-Insured, SPA-Royal Bank of Canada, AMT,
		3.080%, 12/1/05 (a)	$10,000,000
18,245,000	A-1+	Series A-4, AMBAC-Insured, SPA-Wachovia Bank N.A., 3.080%,
		12/1/05 (a)	18,245,000

		Total North Carolina	38,764,297

Ohio — 6.0%
14,860,000	VMIG1(e)	Akron Bath Copley, Ohio Joint Township Hospital District, Hospital
		Facilities-Health Systems, Series B, LOC-Bank One NA, 3.080%, 12/1/05
		(a)	14,860,000
3,825,000	A-1+	Cincinnati, OH, City School District GO, Series 315, FSA-Insured, 3.080%,
		12/1/05 (a)	3,825,000
17,920,000	VMIG1(e)	Cleveland Cuyahoga County, OH, Port Authority Revenue, 96th Research
		Building Project, LOC-Fifth Third Bank, 3.000%, 12/7/05 (a)	17,920,000
16,865,000	A-1+	Cleveland, OH, Waterworks Revenue, Refunding Series M, FSA-Insured,
		3.050%, 12/1/05 (a)	16,865,000
		Franklin County, OH, Hospital Revenue, Childrens Hospital:
18,880,000	VMIG1(e)	AMBAC-Insured, SPA-National City Bank, 3.050%, 12/1/05 (a)	18,880,000
20,000,000	VMIG1(e)	Project, AMBAC-Insured, 3.050%, 12/1/05 (a)	20,000,000
22,850,000	A-1+	Ohio State, Series B, 2.970%, 12/7/05 (a)	22,850,000
8,110,000	NR	Ohio State University, 2.820% due 1/11/06	8,110,000
9,000,000	A-1+	Ohio State, Air Quality Development Authority Revenue, Akron Steel, Series
		A, LOC-ABN AMRO Bank NV, 3.110%, 12/7/05 (a)(b)	9,000,000
4,000,000	A-1+	Ohio State, GO, Common Schools, Series A, 3.000%, 12/7/05 (a)	4,000,000
8,245,000	A-1	University Toledo OH General Receipts Bonds, FGIC-Insured, 3.030%,
		12/1/05 (a)	8,245,000

		Total Ohio	144,555,000

Oklahoma — 0.9%
22,000,000	A-1+	Oklahoma State Student Loan Authority Revenue, Student Loan Bonds &
		Notes, Series A, MBIA-Insured, 3.030%, 12/7/05 (a)(b)	22,000,000

Oregon — 0.3%
6,000,000	A-1+	Oregon State, Veterans Welfare, Series 83, SPA-Dexia Credit Local, 2.980%,
		12/7/05 (a)	6,000,000

Pennsylvania — 4.9%
2,000,000	AAA	Allegheny County, PA, Hospital Development Authority, Health Center-
		UPMC Health, Series B, MBIA-Insured, 5.250% due 7/1/06	2,027,630
7,015,000	VMIG1(e)	Middletown, PA, Area School District, FSA-Insured, SPA-RBC Centura
		Bank, 3.070%, 12/1/05 (a)	7,015,000
7,000,000	A-1+	North Wales Pennsylvania Water Authority, FSA-Insured, SPA-Dexia Credit
		Local, 3.020%, 12/1/05 (a)	7,000,000
5,000,000	A-1+	Pennsylvania Housing Finance Agency, Single Family Mortgage\Series 82B,
		SPA-Landesbank Hessen, 3.060%, 12/7/05 (a)(b)	5,000,000
1,750,000	AA	Pennsylvania State, Refunding and Projects, First Series, 6.000% due 2/1/06	1,759,627
6,745,000	AAA	Pennsylvania State GO, PA 895, FGIC-Insured, 3.070%, 12/1/05 (a)	6,745,000
4,995,000	A-1+	Pennsylvania State Turnpike Community Oil Franchise Tax Revenue, Series
		366, MBIA-Insured, 3.080%, 12/1/05 (a)	4,995,000
5,000,000	A-1+	Philadelphia, PA, Airport Revenue, Series B, MBIA-Insured, SPA-JPMorgan
		Chase Bank, AMT, 3.000%, 12/7/05 (a)	5,000,000
14,500,000	A-1+	Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Temple
		University Health, Series A, LOC-Wachovia Bank N.A., 3.030%, 12/1/05
		(a)	14,500,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Pennsylvania — 4.9% (continued)
$ 7,285,000	A-1	Philadelphia, PA, School District, P Floats, PT-2814, AMBAC-Insured, State
		Aid Withholding, SPA-Merrill Lynch Capital Services, 3.070%, 12/1/05
		(a)	$7,285,000
9,500,000	F-1+(d)	Philadelphia, PA, School District GO, Series 1294, AMBAC-Insured, SPA-
		Merrill Lynch Capital Services, 3.070%, 12/1/05 (a)	9,500,000
5,300,000	A-1+	Philadelphia, PA,\Gas Works Revenue, Fifth Series A2, LOC-JPMorgan
		Chase Bank, LOC-Bank of Nova Scotia, 3.080%, 12/1/05 (a)	5,300,000
26,100,000	A-1+	Saint Mary Hospital Authority Bucks County, Catholic Health, Series C,
		2.980%, 12/7/05 (a)	26,100,000
15,435,000	VMIG1(e)	Washington County, PA, Hospital Authority Revenue, AMBAC-Insured,
		2.750% due 1/3/06 (c)	15,412,659

		Total Pennsylvania	117,639,916

South Carolina — 6.0%
6,000,000	A-1+	Charleston, SC, Waterworks & Sewer Revenue, Refunding & Capital
		Improvement, Series A, SPA-Bank of America NA, 3.070%, 12/1/05 (a)	6,000,000
47,880,000	AA	Greenville County, SC, School District, SCSDE, 4.000% due 6/1/06	48,168,341
22,700,000	A-1+	Oconee County, SC, Pollution Control Revenue, Refunding-Facilities Duke,
		Remarketed 11/03/03, LOC-SunTrust Bank, 3.050%, 12/1/05 (a)	22,700,000
9,400,000	F-1+(d)	South Carolina Educational Facilities Authority for Private Non Profit
		Institutions, Columbia College Project, LOC- Bank of America NA,
		3.100%, 12/1/05 (a)	9,400,000
		South Carolina Jobs Economic Development Authority:
45,350,000	A-1	Hospital Facilities Revenue, Sisters Charity Providence Hospital, LOC-
		Wachovia Bank NA, 3.050%, 12/1/05 (a)	45,350,000
7,360,000	VMIG1(e)	Revenue, Executive Kitchens Inc. Project, LOC-SunTrust Bank, 3.050%,
		12/7/05 (a)(b)	7,360,000
		South Carolina Transportation Infrastructure Bank Revenue:
4,990,000	F-1+(d)	Floaters, Series 892, AMBAC-Insured, Credit Enhanced by Morgan
		Stanley, 3.070%, 12/1/05 (a)	4,990,000
2,480,000	A-1	Series 316, AMBAC-Insured, 3.080%, 12/1/05 (a)	2,480,000

		Total South Carolina	146,448,341

South Dakota — 0.9%
21,500,000	A-1+	South Dakota Housing Development Authority, AMT Homeownership Series
		C, SPA-Landesbank Hessen-thuringen, 2.670%, 12/7/05 (a)(b)	21,500,000

Tennessee — 3.5%
3,900,000	VMIG1(e)	Clarksville, TN, Public Building Authority Revenue, Pooled Financing,
		Tennesse Municipal Bond Fund, LOC, Bank of America NA, 3.030%,
		12/1/05 (a)	3,900,000
29,400,000	VMIG1(e)	Greeneville, TN, Health & Educational Facilities Board Revenue, Refunding
		& Improvement Laughlin Memorial, LOC-SunTrust Bank, 3.000%,
		12/7/05 (a)	29,400,000
		Memphis, TN, Electric Systems Revenue:
13,910,000	A-1+	Series 378, MBIA-Insured, 3.080%, 12/1/05 (a)	13,910,000
9,250,000	VMIG1(e)	Series 879, MBIA-Insured, 3.070%, 12/1/05 (a)	9,250,000
15,000,000	VMIG1(e)	Metropolitan Government Nashville & Davidson County, TN, Health &
		Educational Facilities Board Revenue, Educational Facilities, Belmont
		University Project, LOC-SunTrust Bank, 2.990%, 12/7/05 (a)	15,000,000
10,250,000	VMIG1(e)	Montgomery County, TN, Public Building Authority, Pooled Financing,
		Tennessee County Loan Pool, LOC-Bank of America, 3.030%, 12/1/05 (a)	10,250,000
4,250,000	VMIG1(e)	Morristown, TN, Industrial Development Board Revenue, Industrial
		Automotive Products, LOC-Landesbank Baden, 3.150%, 12/7/05 (a)(b)	4,250,000

		Total Tennessee	85,960,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Texas — 8.7%
$ 18,000,000	A-1+	Austin, TX, Water & Wastewater System Revenue, FSA-Insured, 3.080%,
		12/1/05 (a)	$18,000,000
12,250,000	VMIG1(e)	Brazos River Authority Texas Pollution Control Revenue, Refunding TXU-A-
		Remarketed 1/3/05, LOC-Wachovia Bank NA, 3.050%, 12/7/05 (a)(b)	12,250,000
		Harris County, TX, Health Facilities Development Corp. Revenue:
9,000,000	A-1+	The Methodist Systems, Series B, 3.000%, 12/1/05 (a)	9,000,000
1,000,000	VMIG1(e)	Young Mens Christian Association, LOC-JPMorgan Chase, 3.000%,
		12/1/05 (a)	1,000,000
25,000,000	SP-1+	Harris County, TX\GO, TAN, 3.750% due 2/28/06	25,062,727
10,000,000	NR	Houston, TX, 2.870% due 1/9/06	10,000,000
10,000,000	NR	Houston, TX, Higher Educational Finance Corp., Rice University TECP,
		2.940% due 2/3/06	10,000,000
15,700,000	A-1+	North Texas Throughway Authority Dallas North Throughway System
		Revenue, Series B, FSA-Insured, 3.000%, 12/7/05 (a)	15,700,000
735,000	A-1+	Tarrant County, TX, Health Facilities Development Corp. Revenue,
		Adventist/Sunbelt, Series A, LOC-SunTrust Bank, 3.050%, 12/1/05 (a)	735,000
64,000,000	SP-1+	Texas State, TRAN, 4.500% due 8/31/06	64,696,960
25,000,000	NR	University of Texas, 3.120% due 1/17/06	25,000,000
20,000,000	A-1+	Weatherford, TX, ISD, Series A, PSF-GTD-Insured, SPA-Depfa Bank PLC,
		2.900% due 8/1/06 (c)	20,000,000

		Total Texas	211,444,687

Virginia — 0.2%
4,945,000	A-1+	Virginia College Building Authority, VA Educational Facilities Revenue,
		Series 134, FSA-Insured, 3.080%, 12/1/05 (a)	4,945,000

Washington — 1.5%
8,305,000	F-1+(d)	Central Puget Sound Regional Transportation Authority, WA, P-Floats PT-
		2916, AMBAC-Insured, 3.080%, 12/1/05 (a)	8,305,000
2,600,000	F-1+(d)	Everett, WA, GO, LOC-Bank of America NA, 3.100%, 12/1/05 (a)	2,600,000
8,500,000	A-1+	Port of Seattle, WA, Revenue, Subordinated Lien, LOC-Fortis Bank NV,
		3.030%, 12/7/05 (a)(b)	8,500,000
3,300,000	AA	Washington State GO, Series 438Z, MBIA-Insured, 3.080%, 12/1/05 (a)	3,300,000
8,295,000	A-1+	Washington State Health Care Facilities Authority, Empire Health Services,
		LOC-U.S. Bank N.A., 3.010%, 1/3/06 (a)	8,295,000
5,250,000	VMIG1(e)	Washington State Housing Finance Community Multifamily Housing
		Revenue, Vintage Everett Living, Series A, LIQ FAC-Fannie Mae,
		3.120%, 12/1/05 (a)(b)	5,250,000

		Total Washington	36,250,000

Wisconsin — 3.2%
5,945,000	A-1	D C Everest, WI, Area School District, GO, P Floats Pt-2772, FSA-Insured,
		SPA-Merrill Lynch Capital Services, 3.080%, 12/1/05 (a)	5,945,000
1,000,000	VMIG1(e)	Milwaukee, WI, Redevelopment Authority Multfamily Revenue, Refunding
		Housing BLATZ Apartments Project, Sereis A, LIQ FAC- Fannie Mae,
		3.050%, 12/1/05 (a)	1,000,000
5,250,000	A-1+	Verona, WI, Industrial Development Revenue, Latitude Corp. Project, LOC-
		US Bank NA, 3.150%, 12/1/05 (a)(b)	5,250,000
37,000,000	A-1	Wisconsin HEFA, AMBAC-Insured, SPA-Morgan Stanley, 3.040%, 12/1/05
		(a)	37,000,000
29,000,000	A-1+	Wisconsin Housing & Economic Development Authority, Home Ownership
		Revenue, Series D, LOC-Depfa Bank PLC, 3.010%, 12/7/05 (a)	29,000,000

		Total Wisconsin	78,195,000

		TOTAL INVESTMENTS — 99.1% (Cost — $2,406,737,524#)	2,406,737,524
		Other Assets in Excess of Liabilities — 0.9%	21,628,972

		TOTAL NET ASSETS — 100.0%	$2,428,366,496

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2005

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted. All ratings are unaudited.

(a)	Variable rate demand obligations have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(c)	Variable rate security. Coupon rates disclosed are those which are in effect at November 30, 2005.

(d)	Rating by Fitch Ratings. All ratings are unaudited.

(e)	Rating by Moody's Investors Service. All ratings are unaudited.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation
BAN - Bond Anticipation Notes
CDA - Community Development Authority
COP - Certificate of Participation
DFA - Development Finance Agency
EDA - Economic Development Authority
FGIC - Financial Guaranty Insurance Company
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GO - General Obligation
HDC - Housing Development Corporation
HEFA - Health & Educational Facilities Authority
HFA - Housing Finance Authority
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
ISD - Independent School District
LIQ - Liquidity Facility
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation
MFH - Multi-Family Housing
PCR - Pollution Control Revenue
SPA - Standby Bond Purchase Agreement
TAN - Tax Anticipation Notes
TECP - Tax Exempt Commercial Paper
TFA - Transitional Finance Authority
TRAN - Tax and Revenue Anticipation Notes
VA - Veterans Administration
VRDO - Variable Rate Demand Obligation

Summary of Investments by Industry* (unaudited)

Education	17.7%
General Obligation	17.5
Hospitals	15.9
Housing	9.9
Miscellaneous	9.4
Transportation	8.0
Water and Sewer	6.3
Industrial Development	4.3
Utilities	3.1
Pollution Control	2.8
Finance	2.4
Electric	1.0
Facilities	0.7
Public Facilities	0.6
Tax Allocation	0.4

100.0%

*As a percentage of total investments. Please note that Portfolio holdings are subject to change.

See Notes to Schedule of Investments.

Bond Ratings
(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal.
Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC,
CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation.
While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—	Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Rating Service (“Fitch”)—Ratings from “AAA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal.
Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC
and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.
“BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation.
While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Short-Term Security Ratings
(unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest;
those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong;
those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.

MIG1	—	Moody’s highest rating for short-term municipal obligations.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments;
those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Tax Free Reserves Portfolio (the “Portfolio”), is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitiFunds Trust III

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	January 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	January 27, 2006

By:	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	January 27, 2006